SCHEDULE OF DEBT (Details) - USD ($)			9 Months Ended		12 Months Ended
		Sep. 01, 2020	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Debt Instrument [Line Items]
Maturity date		Oct. 01, 2020
Mortgage notes payable, net			$ 86,255,680		$ 120,029,696		$ 142,392,992
Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			86,929,031		120,788,005		143,459,049
Unamortized loan costs			(673,351)		(758,309)		(1,066,057)
Mortgage notes payable, net					120,029,696		142,392,992
Waterman Plaza [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable				[1]	$ 3,207,952	[1],[2],[3]	3,274,097	[2],[3]
Interest rate, variable				[1]	4.25%	[2],[3]
Maturity date	[2],[3]				Apr. 29, 2021
World Plaza [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable				[4],[5]	$ 5,802,568	[3],[4],[5],[6]	4,979,384	[3],[6]
Interest rate, variable			2.91%	[4],[5]	2.91%	[3],[6]
Maturity date			Jul. 05, 2021	[4],[5]	Jul. 05, 2021	[3],[6]
Garden Gateway Plaza [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable				[1]	$ 5,861,523	[1],[3]	6,071,315	[3]
Maturity date			Aug. 05, 2021	[1]	Aug. 05, 2021	[3]
Debt Instrument, Interest Rate, Stated Percentage			5.00%	[1]	5.00%	[3]
The 300 N.P [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			$ 2,243,328		$ 2,273,478		2,311,739
Maturity date			Jun. 11, 2022		Jun. 11, 2022
Debt Instrument, Interest Rate, Stated Percentage			4.95%		4.95%
Highland Court [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable				[1]	$ 6,274,815	[1],[3]	6,424,366	[3]
Maturity date			Sep. 01, 2022	[1]	Sep. 01, 2022	[3]
Debt Instrument, Interest Rate, Stated Percentage			3.82%	[1]	3.82%	[3]
Dakota Center [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			$ 9,734,220		$ 9,900,279		10,111,693
Maturity date			Jul. 06, 2024		Jul. 06, 2024	[7]
Debt Instrument, Interest Rate, Stated Percentage			4.74%		4.74%	[7]
Research Parkway [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			$ 1,719,390		$ 1,760,432		1,813,305
Maturity date			Jan. 05, 2025		Jan. 05, 2025
Debt Instrument, Interest Rate, Stated Percentage			3.94%		3.94%
Arapahoe Center [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			$ 7,812,125		$ 7,932,255		8,085,727
Maturity date			Jan. 05, 2025		Jan. 05, 2025
Debt Instrument, Interest Rate, Stated Percentage			4.34%		4.34%
Union Town Center [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			$ 8,197,495		$ 8,315,550		8,440,000
Maturity date			Jan. 05, 2025		Jan. 05, 2025
Debt Instrument, Interest Rate, Stated Percentage			4.28%		4.28%
One Park Centre [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			$ 6,304,625		$ 6,385,166		6,487,532
Maturity date			Sep. 05, 2025		Sep. 05, 2025
Debt Instrument, Interest Rate, Stated Percentage			4.77%		4.77%
Genesis Plaza [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			$ 6,196,202		$ 6,276,273		6,378,110
Maturity date			Sep. 06, 2025		Sep. 06, 2025
Debt Instrument, Interest Rate, Stated Percentage			4.71%		4.71%
Shea Center II [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			$ 17,559,316		$ 17,727,500		17,727,500
Maturity date			Jan. 05, 2026		Jan. 05, 2026
Debt Instrument, Interest Rate, Stated Percentage			4.92%		4.92%
Executive Office Park [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable				[1]	$ 2,985,998	[1],[7]	4,839,577	[7]
Maturity date			Jun. 01, 2027	[1]	Jun. 01, 2027	[7]
Debt Instrument, Interest Rate, Stated Percentage			4.83%	[1]	4.83%	[7]
West Fargo Industrial [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			$ 4,177,334		$ 4,262,718		4,216,565
Maturity date			Aug. 05, 2029		Aug. 05, 2029
Debt Instrument, Interest Rate, Stated Percentage			3.27%		3.27%
Grand Pacific Center [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			$ 3,649,729	[8]	$ 3,738,142	[6],[8]	3,851,962	[6]
Maturity date			Aug. 01, 2037	[8]	Aug. 01, 2037	[6]
Debt Instrument, Interest Rate, Stated Percentage			4.02%	[8]	4.02%	[6]
Subtotal, Presidio Property Trust, Inc. Properties [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			$ 67,593,764		$ 92,704,649		110,814,920
Model Home [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable			$ 19,335,267	[5]	28,083,356	[3],[5]	32,644,129	[3]
Model Home [Member] | Mortgage Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			2.50%
Model Home [Member] | Mortgage Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			5.63%
Union Terrace [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable	[7]						6,240,396
Maturity date					Aug. 05, 2024
Debt Instrument, Interest Rate, Stated Percentage	[7]				4.50%
Centennial Tech Center [Member] | Mortgage Notes [Member]
Debt Instrument [Line Items]
Mortgage notes payable							$ 9,561,652
Maturity date					Dec. 05, 2024
Debt Instrument, Interest Rate, Stated Percentage	[7]				4.43%

[1]	Waterman Plaza and Garden Gateway Plaza were sold during the first quarter of 2021, while Highland Court and Executive Office Park were sold in the second quarter of 2021.
[2]	Interest on this loan resets annually at LIBOR plus 3.00%, with a floor of 4.25%
[3]	Properties held for sale as of December 31, 2020. Seven model homes were included as held for sale.
[4]	During June 2021, this loan was paid in full with cash from the sale of other properties and excess cash on hand.
[5]	Property held for sale as of September 30, 2021. There were three model homes included as real estate assets held for sale.
[6]	Interest on this loan is ABR + 0.75% and LIBOR plus 2.75%. For the year-ended December 31, 2020, the weighted average interest rate was 3.37%.
[7]	Property sold during the year ended December 31, 2020, see Footnote 3 above for further detail. One of four buildings at Executive Office Park were sold.
[8]	Interest rate is subject to reset on September 1, 2023.